Stock-Based Compensation - Fair Value Assumptions (Details) - PSUs	12 Months Ended
Dec. 31, 2018 $ / shares
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years
Dividend yield (%)	2.14%
Expected Volatility OEC (%)	25.16%
Expected Volatility Peer Group (%)	13.90%
Correlation	0.5234
Risk-free interest rate (%)	0.90%
Weighted average fair value of PSUs granted in USD (in dollars per share)	$ 17.41
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years
Dividend yield (%)	2.23%
Expected Volatility OEC (%)	32.07%
Expected Volatility Peer Group (%)	18.12%
Correlation	0.4952
Risk-free interest rate (%)	0.76%
Weighted average fair value of PSUs granted in USD (in dollars per share)	$ 17.21
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years
Dividend yield (%)	1.88%
Expected Volatility OEC (%)	33.77%
Expected Volatility Peer Group (%)	17.30%
Correlation	0.4574
Risk-free interest rate (%)	1.45%
Weighted average fair value of PSUs granted in USD (in dollars per share)	$ 24.89
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years
Dividend yield (%)	1940.00%
Expected Volatility OEC (%)	30220.00%
Expected Volatility Peer Group (%)	20090.00%
Correlation	0.3659
Risk-free interest rate (%)	1460.00%
Weighted average fair value of PSUs granted in USD (in dollars per share)	$ 39.24